Reverse Recapitalization - Schedule of Share Ownership of EM&T Common Stock (Details) - shares		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Common stock, outstanding prior to Merger		621,790,646	0
Total common stock from WTMA		621,790,646	0
Total shares of common stock immediately after Closing Date		1,500,000,000	1,500,000,000
EM&T Common Stock [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Common stock, outstanding prior to Merger		2,848,313
Less: redemption of WTMA shares		(427,871)
WTMA Rights		772,768
New shares issued pursuant to WTMA extensions		1,597,784
Private placement rights and new board member		85,205
Total common stock from WTMA		4,876,199
Total shares of common stock immediately after Closing Date		593,349,852
Historical EM LLC Member Units (Voting) [Member] | EM&T Common Stock [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after Closing Date	[1]	395,186,066
Historical EM LLC Member Units (non-voting) [Member] | EM&T Common Stock [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after Closing Date	[1]	62,601,409
EM LLC Convertible Preferred Units [Member] | EM&T Common Stock [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after Closing Date	[2]	12,640,000
EM Share Obligations [Member] | EM&T Common Stock [Member]
Schedule of Share Ownership of EM&T Common Stock [Line Items]
Total shares of common stock immediately after Closing Date	[3]	118,046,178

[1]	The number of EM LLC Member Units was determined from the 100,000 and 900,000 outstanding units prior to the Business Combination, converted to their exchange basis of New EM common stock.
[2]	For further information, refer to Note 13 — Equity.
[3]	For further information, refer to Note 10 — Derivative Liabilities and Note 11 — Fair Value Measurements.